UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  237 Park Avenue. Suite 800
          New York, NY 10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 692-3667

Signature, Place and Date of Signing:

/s/ Charles H. Witmer               New York, NY            August 13, 2004
---------------------               ------------            ---------------

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1
                                         -----

Form 13F Information Table Entry Total:    13
                                         -----

Form 13F Information Table Value Total:  $139,215
                                         --------
                                         (thousands)

List of Other Included Managers:

Form 13F File Number            Name

28-10559                        Eagle Capital Partners, LP

    --------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE
           Col 1                  Col 2       Col 3    Col 4           Col 5            Col 6   Col 7               Col 8
                                  Title       CUSIP    Value     Shares/   SH/  Put/  Invstmnt  Other         Voting Authority
Name of Security                of Class      Number  (x1000)  PRN Amount  PRN  Call  Dscretn   Mngrs   Sole (A)  Shared(B)  None(C)
Arch Wireless Inc                CL A       039392709   3,828    134,346   SH           SOLE    NONE     134,346
Assurant Inc                      COM       04621X108  30,192  1,144,500   SH           SOLE           1,144,500
Berkshire Hathaway Inc Del       CL A       084670108  17,790        200   SH           SOLE                 200
Comcast Corp New               CL A SPL     20030N200  16,030    580,600   SH           SOLE             580,600
Imagistics International Inc      COM       45247T104   5,243    148,100   SH           SOLE             148,100
Interactive Data Corp             COM       45840J107   6,777    389,015   SH           SOLE             389,015
Medco Health Solutions Inc        COM       58405U102  16,571    441,900   SH           SOLE             441,900
Media Gen Inc                    CL A       584404107  18,065    281,300   SH           SOLE             281,300
NewAlliance Bancshares Inc        COM       650203102     361     25,825   SH           SOLE              25,825
Radica Games Ltd                  ORD       G7342H107   5,389    611,643   SH           SOLE             611,643
Rinker Group Ltd             Sponsored ADR  76687M101   5,596    100,000   SH           SOLE             100,000
Topps Inc                         COM       890786106   1,588    163,180   SH           SOLE             163,180
TV Azteca SA DE CV           Sponsored ADR  901145102  11,785  1,364,000   SH           SOLE           1,364,000

Total                                                 139,215

00124.0001 #505437